Share capital (Tables)	12 Months Ended
Jun. 30, 2021
Share capital.
Schedule of share capital

	Number of	Ordinary
	shares	shares
	(thousands)	£’000
At 1 July 2019	164,571	53
Employee share-based compensation awards — issue of shares	51	—
At 30 June 2020	164,622	53
Employee share-based compensation awards — issue of shares	55	—
At 30 June 2021	164,677	53